CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Comprehensive loss, net of taxes
Net loss	$ (22,469)	$ (26,412)
Foreign currency translation adjustment	324	1,583
Comprehensive loss	$ (22,145)	$ (24,829)